SEGMENT INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Segment Reporting Information [Line Items]
Operating income	$ 1,670	$ 1,767	$ 4,237	$ 3,312	$ 6,046
Assets	123,974	99,650	123,974	99,650	113,227
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating income	2,816	1,580	5,733	3,138	7,955
Assets	126,190	100,714	126,190	100,714	115,443
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating income	(1,164)	187	(1,496)	174	(1,909)
Assets	$ (2,216)	$ (1,064)	$ (2,216)	$ (1,064)	$ (1,779)